GENERAL (Details)		6 Months Ended		12 Months Ended
	Jan. 25, 2023	Jun. 30, 2022 USD ($) segment item $ / shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) segment $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($) Options $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) Options
GENERAL
Par value per share | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001	$ 0.00001
Minimum number of importers/exporters | item		10,000		10,000
Number of segments | segment		2				2
Global cargo capacity (in percent)										50.00%
Reorganization									$ 891,000
Accumulated deficit		$ (104,227,000)		$ (94,005,000)	$ (94,005,000)	$ (94,005,000)	$ (94,005,000)	$ (94,005,000)	(77,647,000)	$ (77,647,000)	$ (77,647,000)
Profit (loss)		(10,222,000)	$ (7,027,000)		(16,358,000)				(14,172,000)
Cash flow from operating activities		$ (7,003,000)	$ (1,714,000)		$ (17,324,000)				$ (8,274,000)
Conversion of ordinary share	3.51806	32,168	14,841				31,475	31,475		121,247	121,247